[AMERICAN GENERAL LOGO]
Steven Glover
Vice President and Deputy General
Counsel,
Direct Line (713) 831-3633
FAX  (713) 620-3270
E-mail: Steven.Glover@aglife.com


                                     January 4, 2013

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D. C. 20549

      Re    American General Life Insurance Company ("AGL") and
American General Life Insurance Company Separate Account I
("Registrant")
Product:  Old Profile Variable Annuity (Single Premium)
          Paradigm Variable Annuity
          Profile Variable Annuity (Flexible Premium)
          Trilogy Variable Annuity
File No. 333-185839 and No. 811-05301
CIK No. 0000820627

Dear Ladies and Gentlemen:

     As Vice President and Deputy General Counsel of American General Life Company and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its recent Initial Form N-4 Registration Statement ("Registration Statement"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:

(1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Registration Statement would not have been different from that contained in the Registration Statement, and

(2) The Registration Statement, an Initial N-4 filing under the 1933 Act and designated as Amendment No. 9 under the Investment Company
Act of 1940, was filed electronically on December 31, 2012.

     Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-3633.

                                          Very truly yours,

                                           STEVEN GLOVER